PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Maturity (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	14 years 1 month 17 days	15 years 1 month 20 days
Post-employment health care benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 5,959	Rp 5,649
Post-employment health care benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	6,697	6,778
Post-employment health care benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5,117	5,575
Post-employment health care benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	2,025	2,479
Post-employment health care benefit cost | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	259	398
Post-employment health care benefit cost | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1	Rp 6
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	4 years 10 months 17 days	7 years 2 months 15 days
Other post-employment benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 357	Rp 417
Other post-employment benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	121	102
Other post-employment benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	92	78
Other post-employment benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5	Rp 4
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO		11 years
Periodic pension benefit cost | Telkomsel | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	4,224	Rp 3,795
Periodic pension benefit cost | Telkomsel | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	10,849	10,620
Periodic pension benefit cost | Telkomsel | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	8,385	8,203
Periodic pension benefit cost | Telkomsel | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 901	Rp 1,035
The company | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years 3 months 18 days
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years 6 months	10 years 5 months 23 days
The company | Defined pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 20,809	Rp 18,913
The company | Defined pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	23,096	21,775
The company | Defined pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	21,308	19,869
The company | Defined pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	16,537	14,599
The company | Defined pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	3,965	3,278
The company | Defined pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	2,803	378
The company | Defined pension benefit obligation | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 16	Rp 23
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	10 years 6 months	10 years 5 months 23 days
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	5 years 9 months	5 years 9 months 3 days
The company | Unfunded Pension | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 691	Rp 1,061
The company | Unfunded Pension | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	92	94
The company | Unfunded Pension | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	85	77
The company | Unfunded Pension | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 17	Rp 20